UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526
	The Coventry Group
	(Exact name of registrant as specified in charter)
	3435 Stelzer Road, Columbus, OH	43219
	(Address of principal executive offices)	(Zip code)
	3435 Stelzer Road, Columbus, OH	43219
	(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1.  Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Balanced Fund December 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (73.6%)
Consumer Discretionary (6.5%)
Comcast Corp., Class A	100,000	2,197,000
Johnson Controls, Inc.	30,000	1,146,000
NIKE, Inc., Class B	30,000	2,562,600
Omnicom Group, Inc.	50,000	2,290,000
Ross Stores, Inc.	45,000	2,846,250
Target Corp.	50,000	3,006,500
		14,048,350
Consumer Products (11.3%)
Church & Dwight Co., Inc.	15,000	1,035,300
Costco Wholesale Corp.	35,000	2,527,350
Diageo PLC, Sponsored ADR	25,000	1,858,250
Kellogg Co.	30,000	1,532,400
McCormick & Co., Inc.	75,000	3,489,750
Nestle SA, Sponsored ADR	15,000	882,300
PepsiCo, Inc.	45,000	2,939,850
Procter & Gamble Co.	55,000	3,538,150
SYSCO Corp.	125,000	3,675,000
Walgreen Co.	80,000	3,116,800
		24,595,150
Energy (9.7%)
Apache Corp.	22,000	2,623,060
Chevron Corp.	40,000	3,650,000
ConocoPhillips	50,000	3,405,000
Exxon Mobil Corp.	100,000	7,312,000
Schlumberger Ltd.	50,000	4,175,000
		21,165,060
Financial Services (9.9%)
BB&T Corp.	25,000	657,250
Chubb Corp.	60,000	3,578,400
Cincinnati Financial Corp.	125,000	3,961,250
Comerica, Inc.	45,000	1,900,800
JPMorgan Chase & Co.	35,000	1,484,700
M&T Bank Corp.	10,000	870,500
Northern Trust Corp.	30,000	1,662,300
PNC Financial Services Group, Inc.	25,000	1,518,000
State Street Corp.	25,000	1,158,500
SunTrust Banks, Inc.	25,000	737,750
T. Rowe Price Group, Inc.	60,000	3,872,400
		21,401,850
Health Care (7.7%)
Becton, Dickinson & Co.	40,000	3,380,800
C.R. Bard, Inc.	32,500	2,982,525
DENTSPLY International, Inc.	60,000	2,050,200
Johnson & Johnson, Inc.	30,000	1,855,500
Medtronic, Inc.	40,000	1,483,600
Saint Jude Medical, Inc.(a)	35,000	1,496,250
Stryker Corp.	25,000	1,342,500
Varian Medical Systems, Inc.(a)	30,000	2,078,400
		16,669,775
Industrial Materials (3.6%)
Air Products & Chemicals, Inc.	25,000	2,273,750
AptarGroup, Inc.	40,000	1,902,800
Ecolab, Inc.	25,000	1,260,500
Sigma-Aldrich Corp.	35,000	2,329,600
		7,766,650
Industrial Products & Services (13.2%)
3M Co.	12,500	1,078,750
Donaldson Co., Inc.	75,000	4,371,000
Emerson Electric Co.	75,000	4,287,750
Hubbell, Inc., Class B	40,000	2,405,200
Illinois Tool Works, Inc.	65,000	3,471,000
Precision Castparts Corp.	30,000	4,176,300
Rockwell Collins, Inc.	50,000	2,913,000

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services, continued
United Parcel Service, Inc., Class B	35,000	2,540,300
W.W. Grainger, Inc.	25,000	3,452,750
		28,696,050
Information Technology (11.7%)
Accenture PLC, Class A	70,000	3,394,300
Automatic Data Processing, Inc.	75,000	3,471,000
Cisco Systems, Inc.(a)	125,000	2,528,750
EMC Corp.(a)	150,000	3,435,000
Intel Corp.	35,000	736,050
International Business Machines Corp.	25,000	3,669,000
Microsoft Corp.	150,000	4,188,000
Oracle Corp.	130,000	4,069,000
		25,491,100
TOTAL COMMON STOCKS (Cost $103,977,457)		159,833,985

CORPORATE BONDS (3.9%)
Basic Materials (0.1%)
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	316,995
Consumer Products (0.3%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	561,593
Financial Services (2.7%)
American Express Bank FSB, BKNT, 6.00%, 9/13/17	200,000	223,191
American Express Co.
7.00%, 3/19/18	1,500,000	1,749,685
8.13%, 5/20/19	1,675,000	2,087,360
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	1,106,606
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	690,711
		5,857,553
Industrial Products & Services (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	336,424
Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	859,255
Telecommunications (0.3%)
AT&T, Inc., 5.63%, 6/15/16	500,000	561,301
TOTAL CORPORATE BONDS (Cost $7,359,117)		8,493,121

MUNICIPAL BONDS (3.1%)
Florida (0.6%)
Florida State Board of Education, Series A, GO,
4.75%, 1/1/20, Callable 1/1/12 @ 101	300,000	315,732
Florida State Board of Education, Series D, GO,
5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,076,660
		1,392,392
Illinois (0.7%)
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	470,250
Illinois State, Series A
5.00%, 3/1/22, Callable 3/1/14 @ 100	750,000	722,077
5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	222,665
		1,414,992
Massachusetts (1.0%)
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	470,819

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Boston Trust Balanced Fund December 31, 2010 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
MUNICIPAL BONDS, CONTINUED
Massachusetts, continued
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,603,680
		2,074,499
Ohio (0.2%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	513,960
Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	262,343
Wisconsin (0.5%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	210,242
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	815,295
		1,025,537
TOTAL MUNICIPAL BONDS (Cost $6,893,690)		6,683,723

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (18.5%)
Federal Home Loan Bank
2.25%, 4/13/12	7,500,000	7,672,080
4.88%, 12/14/12	12,000,000	12,961,068
5.25%, 9/13/13	5,000,000	5,561,750
5.25%, 12/9/22	1,000,000	1,127,172
5.38%, 6/8/12	5,000,000	5,347,820
Government National Mortgage Association
6.00%, 10/15/36	1,345,114	1,481,157
U.S. Treasury Inflation Protected Bonds
1.25%, 7/15/20	6,000,000	6,169,534
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,451,573)		40,320,581

INVESTMENT COMPANIES (0.7%)
Victory Federal Money Market, Investor Shares, 0.01% (b)	1,512,842	1,512,842
TOTAL INVESTMENT COMPANIES (Cost $1,512,842)		1,512,842
Total Investments (Cost $158,194,679) (c) — 99.8%		216,844,252
Other assets in excess of liabilities — 0.2%		435,075

NET ASSETS — 100.0%		$217,279,327

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2010.
(c)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$59,652,189
Gross unrealized depreciation	(1,035,477)
Net unrealized appreciation	$58,616,712

ADR	American Depositary Receipt
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Boston Trust Equity Fund December 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (99.2%)
Consumer Discretionary (8.1%)
Comcast Corp., Class A	40,000	878,800
Johnson Controls, Inc.	18,000	687,600
NIKE, Inc., Class B	5,000	427,100
Omnicom Group, Inc.	25,000	1,145,000
Ross Stores, Inc.	12,500	790,625
Target Corp.	15,000	901,950
		4,831,075
Consumer Products (13.9%)
Church & Dwight Co., Inc.	2,000	138,040
Costco Wholesale Corp.	15,000	1,083,150
Diageo PLC, Sponsored ADR	15,000	1,114,950
Kellogg Co.	7,500	383,100
McCormick & Co., Inc.	25,000	1,163,250
PepsiCo, Inc.	15,000	979,950
Procter & Gamble Co.	15,000	964,950
SYSCO Corp.	45,000	1,323,000
Walgreen Co.	30,000	1,168,800
		8,319,190
Energy (12.7%)
Apache Corp.	12,000	1,430,760
Chevron Corp.	12,500	1,140,625
ConocoPhillips	12,000	817,200
Exxon Mobil Corp.	35,000	2,559,200
Schlumberger Ltd.	20,000	1,670,000
		7,617,785
Financial Services (13.6%)
Chubb Corp.	22,000	1,312,080
Cincinnati Financial Corp.	40,000	1,267,600
Comerica, Inc.	17,500	739,200
JPMorgan Chase & Co.	10,000	424,200
M&T Bank Corp.	5,000	435,250
Northern Trust Corp.	7,500	415,575
PNC Financial Services Group, Inc.	12,500	759,000
State Street Corp.	12,500	579,250
SunTrust Banks, Inc.	10,000	295,100
T. Rowe Price Group, Inc.	30,000	1,936,200
		8,163,455
Health Care (11.0%)
Becton, Dickinson & Co.	15,000	1,267,800
C.R. Bard, Inc.	12,500	1,147,125
DENTSPLY International, Inc.	30,000	1,025,100
Johnson & Johnson, Inc.	7,500	463,875
Medtronic, Inc.	20,000	741,800
Saint Jude Medical, Inc.(a)	10,000	427,500
Stryker Corp.	12,500	671,250
Varian Medical Systems, Inc.(a)	12,500	866,000
		6,610,450
Industrial Materials (6.2%)
Air Products & Chemicals, Inc.	10,000	909,500
AptarGroup, Inc.	15,000	713,550
Ecolab, Inc.	15,000	756,300
Sigma-Aldrich Corp.	20,000	1,331,200
		3,710,550
Industrial Products & Services (17.6%)
3M Co.	3,000	258,900
Donaldson Co., Inc.	25,000	1,457,000
Emerson Electric Co.	35,000	2,000,950
Hubbell, Inc., Class B	7,500	450,975
Illinois Tool Works, Inc.	25,000	1,335,000
Precision Castparts Corp.	15,000	2,088,150
Rockwell Collins, Inc.	15,000	873,900
United Parcel Service, Inc., Class B	7,000	508,060
W.W. Grainger, Inc.	11,500	1,588,265
		10,561,200
Information Technology (16.1%)
Accenture PLC, Class A	25,000	1,212,250
Automatic Data Processing, Inc.	25,000	1,157,000
Cisco Systems, Inc.(a)	55,000	1,112,650
EMC Corp.(a)	65,000	1,488,500
Intel Corp.	10,000	210,300
International Business Machines Corp.	7,500	1,100,700
Microsoft Corp.	65,000	1,814,800
Oracle Corp.	50,000	1,565,000
		9,661,200
TOTAL COMMON STOCKS (Cost $36,064,091)		59,474,905

INVESTMENT COMPANIES (0.7%)
Victory Federal Money Market, Investor Shares, 0.01% (b)	404,084	404,084
TOTAL INVESTMENT COMPANIES (Cost $404,084)		404,084
Total Investments (Cost $36,468,175) (c) — 99.9%		59,878,989
Other assets in excess of liabilities — 0.1%		32,613

NET ASSETS — 100.0%		$59,911,602

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2010.
(c)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$23,618,752
Gross unrealized depreciation	(298,435)
Net unrealized appreciation	$23,320,317

ADR	American Depositary Receipt
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Boston Trust Midcap Fund December 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (97.1%)
Consumer Discretionary (13.2%)
Advance Auto Parts, Inc.	5,000	330,750
Autoliv, Inc.	4,830	381,280
Cablevision Systems Corp., Class A	10,000	338,400
Family Dollar Stores, Inc.	5,000	248,550
Guess?, Inc.	5,800	274,456
John Wiley & Sons, Inc., Class A	2,600	117,624
O’Reilly Automotive, Inc.(a)	7,700	465,234
Omnicom Group, Inc.	7,750	354,950
Ross Stores, Inc.	8,550	540,788
		3,052,032
Consumer Products (6.8%)
Brown-Forman Corp., Class B	5,625	391,613
Church & Dwight Co., Inc.	8,000	552,160
Clorox Co.	3,000	189,840
McCormick & Co., Inc.	9,350	435,055
		1,568,668
Energy (7.5%)
Cabot Oil & Gas Corp.	6,200	234,670
Core Laboratories NV	2,600	231,530
Denbury Resources, Inc.(a)	11,000	209,990
FMC Technologies, Inc.(a)	4,825	428,991
Murphy Oil Corp.	6,000	447,300
QEP Resources, Inc.	4,750	172,472
		1,724,953
Financial Services (15.5%)
Bank of Hawaii Corp.	4,200	198,282
Cincinnati Financial Corp.	13,905	440,649
Comerica, Inc.	8,025	338,976
Commerce Bancshares, Inc.	5,643	224,196
Corporate Office Properties	5,000	174,750
Digital Realty Trust, Inc.	3,300	170,082
IntercontinentalExchange, Inc.(a)	2,000	238,300
Jones Lang LaSalle, Inc.	1,675	140,566
M&T Bank Corp.	3,650	317,733
Morningstar, Inc.	5,875	311,845
SEI Investments Co.	12,000	285,480
T. Rowe Price Group, Inc.	6,000	387,240
TD Ameritrade Holding Corp.	8,525	161,890
The NASDAQ OMX Group, Inc.(a)	8,000	189,680
		3,579,669
Health Care (12.1%)
C.R. Bard, Inc.	5,850	536,854
DENTSPLY International, Inc.	11,000	375,870
Gen-Probe, Inc.(a)	5,200	303,420
IDEXX Laboratories, Inc.(a)	2,650	183,433
Patterson Cos., Inc.	6,900	211,347
Pharmaceutical Product Development, Inc.	5,875	159,448
ResMed, Inc.(a)	6,600	228,624
Techne Corp.	2,700	177,309
Varian Medical Systems, Inc.(a)	4,200	290,976
Waters Corp.(a)	4,200	326,382
		2,793,663
Industrial Materials (6.0%)
AptarGroup, Inc.	9,300	442,401
Ecolab, Inc.	5,725	288,654
Sigma-Aldrich Corp.	7,025	467,584
The Lubrizol Corp.	1,850	197,728
		1,396,367
Industrial Products & Services (16.2%)
AMETEK, Inc.	10,500	412,125
C.H. Robinson Worldwide, Inc.	4,150	332,788
CLARCOR, Inc.	6,950	298,085
Donaldson Co., Inc.	8,100	472,068
Expeditors International of Washington, Inc.	5,200	283,920
L-3 Communications Holdings, Inc.	1,250	88,113
Lincoln Electric Holdings, Inc.	6,500	424,255
Mettler-Toledo International, Inc.(a)	2,800	423,388
Rockwell Collins, Inc.	8,000	466,080
W.W. Grainger, Inc.	3,925	542,082
		3,742,904
Information Technology (15.7%)
Amdocs Ltd.(a)	11,500	315,905
BMC Software, Inc.(a)	11,700	551,538
Check Point Software Technologies Ltd.(a)	10,900	504,234
Citrix Systems, Inc.(a)	5,225	357,442
F5 Networks, Inc.(a)	2,200	286,352
FactSet Research Systems, Inc.	3,200	300,032
Fiserv, Inc.(a)	3,250	190,320
Intuit, Inc.(a)	3,250	160,225
Paychex, Inc.	5,700	176,187
Skyworks Solutions, Inc.(a)	9,250	264,828
Teradata Corp.(a)	13,000	535,080
		3,642,143
Telecommunications (1.0%)
NII Holdings, Inc.(a)	5,050	225,533
Utilities (3.1%)
AGL Resources, Inc.	5,150	184,628
Energen Corp.	3,500	168,910
NSTAR	4,700	198,293
Questar Corp.	10,000	174,100
		725,931
TOTAL COMMON STOCKS (Cost $15,882,924)		22,451,863

INVESTMENT COMPANIES (5.0%)
Victory Federal Money Market, Investor Shares, 0.01% (b)	1,153,803	1,153,803
TOTAL INVESTMENT COMPANIES (Cost $1,153,803)		1,153,803
Total Investments (Cost $17,036,728) (c) — 102.1%		23,605,666
Liabilities in excess of other assets — (2.1)%		(487,631)

NET ASSETS — 100.0%		$23,118,035

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2010.
(c)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$6,656,079
Gross unrealized depreciation	(87,140)
Net unrealized appreciation	$6,568,939

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Boston Trust Small Cap Fund December 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (98.5%)
Consumer Discretionary (13.5%)
Ambassadors Group, Inc.	48,600	558,900
Capella Education Co.(a)	41,500	2,763,070
Gentex Corp.	125,300	3,703,868
Hibbett Sports, Inc.(a)	67,100	2,475,990
John Wiley & Sons, Inc., Class A	96,200	4,352,088
LKQ Corp.(a)	137,000	3,112,640
Lululemon Athletica, Inc.(a)	40,000	2,736,800
NutriSystem, Inc.	51,000	1,072,530
Tempur-Pedic International, Inc.(a)	86,000	3,445,160
Under Armour, Inc., Class A(a)	57,200	3,136,848
Universal Technical Institute, Inc.	54,800	1,206,696
		28,564,590
Consumer Products (3.2%)
Diamond Foods, Inc.	33,400	1,776,212
Hain Celestial Group, Inc.(a)	43,100	1,166,286
Lifeway Foods, Inc.(a)	55,000	525,250
United Natural Foods, Inc.(a)	87,900	3,224,172
		6,691,920
Energy (2.8%)
CARBO Ceramics, Inc.	51,500	5,332,310
Dawson Geophysical Co.(a)	20,600	657,140
		5,989,450
Financial Services (20.2%)
Bank of Hawaii Corp.	83,100	3,923,151
Corporate Office Properties	68,200	2,383,590
Dime Community Bancshares	211,200	3,081,408
DuPont Fabros Technology, Inc.	102,300	2,175,921
East West Bancorp, Inc.	164,700	3,219,885
eHealth, Inc.(a)	147,700	2,095,863
Green Dot Corp., Class A(a)	28,700	1,628,438
Horace Mann Educators Corp.	128,700	2,321,748
Independent Bank Corp.	71,500	1,934,075
Investment Technology Group, Inc.(a)	114,100	1,867,817
Ocwen Financial Corp.(a)	140,100	1,336,554
Orrstown Financial Services, Inc.	37,200	1,019,652
Parkway Properties, Inc.	56,200	984,624
Signature Bank(a)	68,000	3,400,000
Southside Bancshares, Inc.	75,400	1,588,678
TCF Financial Corp.	180,300	2,670,243
UMB Financial Corp.	85,900	3,557,978
Umpqua Holdings Corp.	186,500	2,271,570
Wilshire Bancorp, Inc.	171,900	1,309,878
		42,771,073
Health Care (12.7%)
American Medical Systems Holdings, Inc.(a)	83,925	1,582,825
Bruker Corp.(a)	190,500	3,162,300
Cantel Medical Corp.	43,200	1,010,880
Computer Programs & Systems, Inc.	19,000	889,960
Gen-Probe, Inc.(a)	47,200	2,754,120
ICU Medical, Inc.(a)	40,900	1,492,850
Landauer, Inc.	55,900	3,352,323
Meridian Bioscience, Inc.	143,100	3,314,196
Neogen Corp.(a)	83,585	3,429,493
Nutraceutical International Corp.(a)	33,700	478,203
West Pharmaceutical Services, Inc.	77,400	3,188,880
Wright Medical Group, Inc.(a)	53,200	826,196
ZOLL Medical Corp.(a)	38,300	1,425,909
		26,908,135
Industrial Materials (3.4%)
Commercial Metals Co.	105,300	1,746,927
Minerals Technologies, Inc.	45,700	2,989,237
Quaker Chemical Corp.	58,800	2,450,196
		7,186,360
Industrial Products & Services (17.4%)
American Science & Engineering, Inc.	10,400	886,392
Apogee Enterprises, Inc.	103,000	1,387,410
CLARCOR, Inc.	103,700	4,447,693
ESCO Technologies, Inc.	30,900	1,169,256
Fuel Systems Solutions, Inc.(a)	36,400	1,069,432
Fuel-Tech, Inc.(a)	112,890	1,096,162
Genesee & Wyoming, Inc., Class A(a)	98,000	5,189,100
Herman Miller, Inc.	38,500	974,050
Layne Christensen Co.(a)	26,700	919,014
Lindsay Manufacturing Co.	35,900	2,133,537
Met-Pro Corp.	45,400	536,174
Middleby Corp.(a)	31,900	2,692,998
OYO Geospace Corp.(a)	11,600	1,149,676
Simpson Manufacturing Co., Inc.	73,700	2,278,067
STR Holdings, Inc.(a)	59,300	1,186,000
SunPower Corp., Class B(a)	22,500	279,225
Team, Inc.(a)	106,600	2,579,720
Wabtec Corp.	85,100	4,500,939
Watts Water Technologies, Inc., Class A	66,200	2,422,258
		36,897,103
Information Technology (20.7%)
Blackbaud, Inc.	73,600	1,906,240
Blackboard, Inc.(a)	38,400	1,585,920
Blue Coat Systems, Inc.(a)	91,800	2,742,066
Bottomline Technologies, Inc.(a)	45,750	993,232
Coherent, Inc.(a)	32,800	1,480,592
CommVault Systems, Inc.(a)	66,500	1,903,230
Itron, Inc.(a)	12,700	704,215
J2 Global Communications, Inc.(a)	126,100	3,650,595
K12, Inc.(a)	36,400	1,043,224
Liquidity Services, Inc.(a)	112,600	1,582,030
National Instruments Corp.	71,900	2,706,316
Net 1 UEPS Technologies, Inc.(a)	122,100	1,496,946
NIC, Inc.	79,650	773,402
Plantronics, Inc.	135,600	5,047,032
Polycom, Inc.(a)	146,200	5,698,876
Power Integrations, Inc.	96,800	3,885,552
Quality Systems, Inc.	50,000	3,491,000
Renaissance Learning, Inc.	64,700	766,048
Sapient Corp.	207,600	2,511,960
		43,968,476
Telecommunications (0.8%)
Ceragon Networks Ltd.(a)	131,200	1,729,216
Utilities (3.8%)
American States Water Co.	25,700	885,879
New Jersey Resources Corp.	82,600	3,560,886
Ormat Technologies, Inc.	18,300	541,314
South Jersey Industries, Inc.	57,300	3,026,586
		8,014,665
TOTAL COMMON STOCKS (Cost $169,304,295)		208,720,988

INVESTMENT COMPANIES (1.3%)
Victory Federal Money Market, Investor Shares, 0.01% (b)	2,896,991	2,896,991
TOTAL INVESTMENT COMPANIES (Cost $2,896,991)		2,896,991
Total Investments (Cost $172,201,286) (c) — 99.8%		211,617,979
Other assets in excess of liabilities — 0.2%		348,351

NET ASSETS — 100.0%		$211,966,330

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Boston Trust Small Cap Fund December 31, 2010 (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2010.
(c)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$42,324,110
Gross unrealized depreciation	(2,925,085)
Net unrealized appreciation	$39,399,025

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Social Balanced Fund December 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (72.7%)
Consumer Discretionary (8.3%)
Bed Bath & Beyond, Inc.(a)	6,000	294,900
Johnson Controls, Inc.	14,000	534,800
NIKE, Inc., Class B	8,000	683,360
Omnicom Group, Inc.	11,000	503,800
Ross Stores, Inc.	7,000	442,750
Staples, Inc.	15,000	341,550
Target Corp.	11,000	661,430
The Home Depot, Inc.	10,000	350,600
		3,813,190
Consumer Products (8.4%)
Colgate-Palmolive Co.	5,000	401,850
Costco Wholesale Corp.	9,500	685,995
Kellogg Co.	5,000	255,400
Nestle SA, Sponsored ADR	6,000	352,920
PepsiCo, Inc.	9,600	627,168
Procter & Gamble Co.	9,300	598,269
SYSCO Corp.	17,700	520,380
Walgreen Co.	10,000	389,600
		3,831,582
Energy (7.9%)
Apache Corp.	6,500	774,995
BG Group PLC, Sponsored ADR	7,000	714,000
ConocoPhillips	13,000	885,300
Core Laboratories NV	5,000	445,250
Devon Energy Corp.	10,000	785,100
		3,604,645
Financial Services (10.1%)
BB&T Corp.	11,000	289,190
Chubb Corp.	10,000	596,400
Cincinnati Financial Corp.	24,000	760,560
Comerica, Inc.	8,000	337,920
Commerce Bancshares, Inc.	7,350	292,016
JPMorgan Chase & Co.	6,000	254,520
Northern Trust Corp.	5,800	321,378
PNC Financial Services Group, Inc.	5,000	303,600
State Street Corp.	8,000	370,720
T. Rowe Price Group, Inc.	12,000	774,480
Visa, Inc., Class A	4,600	323,748
		4,624,532
Health Care (8.8%)
Becton, Dickinson & Co.	6,000	507,120
C.R. Bard, Inc.	4,500	412,965
DENTSPLY International, Inc.	10,000	341,700
Johnson & Johnson, Inc.	12,000	742,200
Medtronic, Inc.	7,000	259,630
Merck & Co., Inc.	6,000	216,240
Saint Jude Medical, Inc.(a)	7,500	320,625
Stryker Corp.	6,000	322,200
Teva Pharmaceutical Industries Ltd., Sponsored ADR	5,000	260,650
Varian Medical Systems, Inc.(a)	4,500	311,760
Waters Corp.(a)	4,400	341,924
		4,037,014
Industrial Materials (3.7%)
AptarGroup, Inc.	6,700	318,719
Ecolab, Inc.	5,000	252,100
Praxair, Inc.	5,000	477,350
Sigma-Aldrich Corp.	10,000	665,600
		1,713,769
Industrial Products & Services (11.0%)
3M Co.	7,000	604,100
Deere & Co.	6,000	498,300
Donaldson Co., Inc.	9,500	553,660

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services, continued
Emerson Electric Co.	17,000	971,890
Illinois Tool Works, Inc.	13,000	694,200
Lincoln Electric Holdings, Inc.	6,000	391,620
United Parcel Service, Inc., Class B	9,000	653,220
W.W. Grainger, Inc.	5,000	690,550
		5,057,540
Information Technology (11.6%)
Accenture PLC, Class A	14,000	678,860
Automatic Data Processing, Inc.	10,000	462,800
Check Point Software Technologies Ltd.(a)	9,000	416,340
Cisco Systems, Inc.(a)	24,000	485,520
Dell, Inc.(a)	16,000	216,800
EMC Corp.(a)	20,000	458,000
Google, Inc., Class A(a)	600	356,382
Hewlett-Packard Co.	8,000	336,800
Intel Corp.	15,000	315,450
International Business Machines Corp.	4,000	587,040
Microsoft Corp.	22,000	614,240
Oracle Corp.	12,000	375,600
		5,303,832
Telecommunications (2.3%)
QUALCOMM, Inc.	11,000	544,390
Time Warner Cable, Inc.	7,966	525,995
		1,070,385
Utility (0.6%)
Questar Corp.	16,000	278,560
TOTAL COMMON STOCKS (Cost $26,168,382)		33,335,049

CORPORATE BONDS (6.2%)
Financial Services (4.8%)
American Express Co.
7.00%, 3/19/18	250,000	291,614
8.13%, 5/20/19	250,000	311,546
Calvert Social Investment Foundation
3.00%, 12/31/11	175,000	175,000
3.00%, 8/15/12	75,000	75,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	345,356

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Social Balanced Fund December 31, 2010 (Unaudited)

	Principal
Security Description	Amount ($)	Value ($)
CORPORATE BONDS, CONTINUED
Financial Services, continued
Wells Fargo & Co., 3.00%, 12/9/11	1,000,000	1,024,276
		2,222,792
Health Care (0.7%)
Abbott Laboratories, 5.60%, 5/15/11	300,000	305,935
Information Technology (0.5%)
Oracle Corp., 5.75%, 4/15/18	200,000	229,134
Telecommunications (0.2%)
AT&T, Inc., 5.50%, 2/1/18	100,000	111,253
TOTAL CORPORATE BONDS (Cost $2,668,199)		2,869,114

MUNICIPAL BONDS (2.1%)
California (0.6%)
California State, GO, 4.50%, 8/1/28, AMBAC, Callable 2/1/17 @ 100	310,000	268,153
Illinois (0.4%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 6/1/13 @ 100	200,000	181,436
Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	154,188
Oregon (0.3%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	108,457
Wisconsin (0.5%)
Wisconsin State, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	233,270
TOTAL MUNICIPAL BONDS (Cost $982,960)		945,504

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (18.4%)
Federal Farm Credit Bank
2.13%, 6/18/12	250,000	255,826
5.38%, 11/10/20	250,000	288,523
6.00%, 3/7/11	500,000	505,111
Federal Home Loan Bank
1.00%, 12/28/11	500,000	503,075
1.63%, 3/16/11	3,025,000	3,034,314
2.25%, 4/13/12	300,000	306,883
4.63%, 2/18/11	200,000	201,169
5.25%, 12/11/20	500,000	560,146
5.25%, 8/15/22	1,000,000	1,129,239
Financing Corp., 2.92%, 4/5/13(b)	100,000	97,499
Government National Mortgage Association
6.00%, 7/15/34	93,136	102,556
6.50%, 5/15/32	67,211	76,318
Housing and Urban Development, Series 00-A,
7.50%, 8/1/11, Callable 2/25/11 @ 100	90,000	90,467

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
U.S. Treasury Inflation Protected Bonds, 1.25%, 7/15/20	1,250,000	1,285,320
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,252,440)		8,436,446

INVESTMENT COMPANIES (0.3%)
Victory Federal Money Market, Investor Shares, 0.01% (c)	128,486	128,486
TOTAL INVESTMENT COMPANIES (Cost $128,486)		128,486
Total Investments (Cost $38,200,467) (d) — 99.7%		45,714,599
Other assets in excess of liabilities — 0.3%		117,873

NET ASSETS — 100.0%		$45,832,472

(a)	Non-income producing security.
(b)	Rate represents the effective yield at purchase.
(c)	Rate disclosed is the seven day yield as of December 31, 2010.
(d)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$7,851,926
Gross unrealized depreciation	(366,519)
Net unrealized appreciation	$7,485,407

ADR	American Depositary Receipt
AMBAC	Insured by American Municipal Bond Assurance Corporation
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Social Equity Fund December 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (98.7%)
Consumer Discretionary (8.0%)
Johnson Controls, Inc.	22,000	840,400
Lowe’s Cos., Inc.	35,000	877,800
NIKE, Inc., Class B	18,000	1,537,560
Omnicom Group, Inc.	18,000	824,400
Ross Stores, Inc.	13,000	822,250
The TJX Cos., Inc.	22,000	976,580
The Walt Disney Co.	25,000	937,750
		6,816,740
Consumer Products (16.1%)
Colgate-Palmolive Co.	17,000	1,366,290
Costco Wholesale Corp.	18,000	1,299,780
General Mills, Inc.	30,000	1,067,700
Kellogg Co.	20,000	1,021,600
McCormick & Co., Inc.	20,000	930,600
McDonald’s Corp.	20,000	1,535,200
Nestle SA, Sponsored ADR	22,000	1,294,040
PepsiCo, Inc.	20,000	1,306,600
Procter & Gamble Co.	20,000	1,286,600
SYSCO Corp.	43,000	1,264,200
Walgreen Co.	35,000	1,363,600
		13,736,210
Energy (11.3%)
Apache Corp.	20,000	2,384,600
BG Group PLC, Sponsored ADR	14,000	1,428,000
ConocoPhillips	40,000	2,724,000
Core Laboratories NV	18,000	1,602,900
Devon Energy Corp.	20,000	1,570,200
		9,709,700
Financial Services (11.7%)
BB&T Corp.	24,000	630,960
Chubb Corp.	30,000	1,789,200
Cincinnati Financial Corp.	50,000	1,584,500
Comerica, Inc.	22,000	929,280
JPMorgan Chase & Co.	18,000	763,560
Northern Trust Corp.	14,500	803,445
PNC Financial Services Group, Inc.	14,000	850,080
SunTrust Banks, Inc.	23,000	678,730
T. Rowe Price Group, Inc.	30,030	1,938,136
		9,967,891
Health Care (12.7%)
Amgen, Inc.(a)	13,000	713,700
Becton, Dickinson & Co.	12,000	1,014,240
C.R. Bard, Inc.	12,000	1,101,240
DENTSPLY International, Inc.	28,000	956,760
Johnson & Johnson, Inc.	17,000	1,051,450
Medtronic, Inc.	35,000	1,298,150
Merck & Co., Inc.	30,000	1,081,200
Saint Jude Medical, Inc.(a)	22,000	940,500
Stryker Corp.	18,000	966,600
Varian Medical Systems, Inc.(a)	12,000	831,360
Waters Corp.(a)	12,000	932,520
		10,887,720
Industrial Materials (5.1%)
AptarGroup, Inc.	30,000	1,427,100
Praxair, Inc.	15,000	1,432,050
Sigma-Aldrich Corp.	22,000	1,464,320
		4,323,470
Industrial Products & Services (14.7%)
3M Co.	10,000	863,000
Deere & Co.	19,000	1,577,950
Donaldson Co., Inc.	25,000	1,457,000
Emerson Electric Co.	25,000	1,429,250
Expeditors International of Washington, Inc.	15,000	819,000
Hubbell, Inc., Class B	13,000	781,690
Illinois Tool Works, Inc.	28,000	1,495,200
Lincoln Electric Holdings, Inc.	20,000	1,305,400
United Parcel Service, Inc., Class B	20,000	1,451,600
W.W. Grainger, Inc.	10,000	1,381,100
		12,561,190
Information Technology (16.2%)
Accenture PLC, Class A	30,000	1,454,700
Automatic Data Processing, Inc.	26,000	1,203,280
Cisco Systems, Inc.(a)	84,000	1,699,320
EMC Corp.(a)	65,000	1,488,500
Hewlett-Packard Co.	30,000	1,263,000
Intel Corp.	70,000	1,472,100
International Business Machines Corp.	11,000	1,614,360
Microsoft Corp.	75,000	2,094,000
Oracle Corp.	50,000	1,565,000
		13,854,260
Telecommunications (2.5%)
QUALCOMM, Inc.	15,000	742,350
Time Warner Cable, Inc.	21,332	1,408,552
		2,150,902
Utility (0.4%)
Questar Corp.	20,000	348,200
TOTAL COMMON STOCKS (Cost $63,914,607)		84,356,283

INVESTMENT COMPANIES (2.4%)
Victory Federal Money Market, Investor Shares, 0.01% (b)	2,100,370	2,100,370
TOTAL INVESTMENT COMPANIES (Cost $2,100,370)		2,100,370
Total Investments (Cost $66,014,977) (c) — 101.1%		86,456,653
Liabilities in excess of other assets — (1.1)%		(957,602)

NET ASSETS — 100.0%		$85,499,051

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2010.
(c)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$21,444,479
Gross unrealized depreciation	(1,009,738)
Net unrealized appreciation	$20,434,741

ADR	American Depositary Receipt
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund December 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (97.5%)
Consumer Discretionary (13.6%)
Ambassadors Group, Inc.	8,200	94,300
Capella Education Co.(a)	7,500	499,350
Gentex Corp.	22,850	675,446
Hibbett Sports, Inc.(a)	12,300	453,870
John Wiley & Sons, Inc., Class A	17,700	800,748
LKQ Corp.(a)	25,100	570,272
Lululemon Athletica, Inc.(a)	9,019	617,080
NutriSystem, Inc.	9,100	191,373
Tempur-Pedic International, Inc.(a)	15,800	632,948
Under Armour, Inc., Class A(a)	10,400	570,336
Universal Technical Institute, Inc.	9,800	215,796
		5,321,519
Consumer Products (3.1%)
Diamond Foods, Inc.	6,100	324,398
Hain Celestial Group, Inc.(a)	7,600	205,656
Lifeway Foods, Inc.(a)	9,715	92,778
United Natural Foods, Inc.(a)	16,100	590,548
		1,213,380
Energy (2.6%)
CARBO Ceramics, Inc.	8,800	911,152
Dawson Geophysical Co.(a)	3,700	118,030
		1,029,182
Financial Services (20.1%)
Bank of Hawaii Corp.	15,200	717,592
Corporate Office Properties	12,500	436,875
Dime Community Bancshares	39,100	570,469
DuPont Fabros Technology, Inc.	18,800	399,876
East West Bancorp, Inc.	30,200	590,410
eHealth, Inc.(a)	27,900	395,901
Green Dot Corp., Class A(a)	5,300	300,722
Horace Mann Educators Corp.	23,700	427,548
Independent Bank Corp.	13,100	354,355
Investment Technology Group, Inc.(a)	20,900	342,133
Ocwen Financial Corp.(a)	24,900	237,546
Orrstown Financial Services, Inc.	6,600	180,906
Parkway Properties, Inc.	10,000	175,200
Signature Bank(a)	12,400	620,000
Southside Bancshares, Inc.	13,800	290,766
TCF Financial Corp.	33,100	490,211
UMB Financial Corp.	15,700	650,294
Umpqua Holdings Corp.	34,200	416,556
Wilshire Bancorp, Inc.	30,500	232,410
		7,829,770
Health Care (12.5%)
American Medical Systems Holdings, Inc.(a)	15,300	288,558
Bruker Corp.(a)	34,900	579,340
Cantel Medical Corp.	7,600	177,840
Computer Programs & Systems, Inc.	3,275	153,401
Gen-Probe, Inc.(a)	8,700	507,645
ICU Medical, Inc.(a)	7,200	262,800
Landauer, Inc.	10,200	611,694
Meridian Bioscience, Inc.	26,200	606,792
Neogen Corp.(a)	15,245	625,502
Nutraceutical International Corp.(a)	5,725	81,238
West Pharmaceutical Services, Inc.	14,200	585,040
Wright Medical Group, Inc.(a)	9,500	147,535
ZOLL Medical Corp.(a)	6,700	249,441
		4,876,826
Industrial Materials (3.3%)
Commercial Metals Co.	18,700	310,233
Minerals Technologies, Inc.	8,400	549,444
Quaker Chemical Corp.	10,700	445,869
		1,305,546
Industrial Products & Services (17.2%)
American Science & Engineering, Inc.	1,750	149,152
Apogee Enterprises, Inc.	18,300	246,501
CLARCOR, Inc.	19,000	814,910
ESCO Technologies, Inc.	5,325	201,498
Fuel Systems Solutions, Inc.(a)	6,500	190,970
Fuel-Tech, Inc.(a)	20,830	202,259
Genesee & Wyoming, Inc., Class A(a)	18,000	953,100
Herman Miller, Inc.	7,000	177,100
Layne Christensen Co.(a)	4,600	158,332
Lindsay Manufacturing Co.	6,600	392,238
Met-Pro Corp.	7,775	91,823
Middleby Corp.(a)	5,800	489,636
OYO Geospace Corp.(a)	2,100	208,131
Simpson Manufacturing Co., Inc.	13,500	417,285
STR Holdings, Inc.(a)	10,500	210,000
SunPower Corp., Class B(a)	3,875	48,089
Team, Inc.(a)	19,675	476,135
Wabtec Corp.	15,600	825,084
Watts Water Technologies, Inc., Class A	12,100	442,739
		6,694,982
Information Technology (20.5%)
Blackbaud, Inc.	13,500	349,650
Blackboard, Inc.(a)	7,000	289,100
Blue Coat Systems, Inc.(a)	16,800	501,816
Bottomline Technologies, Inc.(a)	8,425	182,907
Coherent, Inc.(a)	6,000	270,840
CommVault Systems, Inc.(a)	12,200	349,164
Itron, Inc.(a)	2,150	119,217
J2 Global Communications, Inc.(a)	22,500	651,375
K12, Inc.(a)	6,400	183,424
Liquidity Services, Inc.(a)	20,000	281,000
National Instruments Corp.	13,200	496,848
Net 1 UEPS Technologies, Inc.(a)	21,600	264,816
NIC, Inc.	14,700	142,737
Plantronics, Inc.	24,900	926,778
Polycom, Inc.(a)	26,900	1,048,562
Power Integrations, Inc.	17,800	714,492
Quality Systems, Inc.	9,300	649,326
Renaissance Learning, Inc.	11,050	130,832
Sapient Corp.	38,100	461,010
		8,013,894
Telecommunications (0.8%)
Ceragon Networks Ltd.(a)	24,000	316,320
Utilities (3.8%)
American States Water Co.	4,600	158,562
New Jersey Resources Corp.	15,200	655,272
Ormat Technologies, Inc.	3,175	93,917
South Jersey Industries, Inc.	10,500	554,610
		1,462,361
TOTAL COMMON STOCKS (Cost $30,990,032)		38,063,780

INVESTMENT COMPANIES (2.9%)
Victory Federal Money Market, Investor Shares, 0.01% (b)	1,129,044	1,129,044
TOTAL INVESTMENT COMPANIES (Cost $1,129,044)		1,129,044
Total Investments (Cost $32,119,076) (c) — 100.4%		39,192,824
Liabilities in excess of other assets — (0.4)%		(152,378)

NET ASSETS — 100.0%		$39,040,446

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund December 31, 2010 (Unaudited)

(a)	Represents non-income producing security
(b)	Rate disclosed is the seven day yield as of December 31, 2010.
(c)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$7,350,715
Gross unrealized depreciation	(281,616)
Net unrealized appreciation	$7,069,099

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Security Valuation:
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share. Certificates of deposit are valued at acquisition cost.

Fair Value Measurements:
The valuation techniques employed by the Funds’, as described above in Security Valuation, and related disclosures are in accordance with the provisions of the Financial Accounting Standards Board, Accounting Standards Codification 820-10, “Fair Value Measurement and Disclosures – Overall”, as amended by Accounting Standards update 2010-06 during January 2010. The techniques maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including Fund Management’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Investments in investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2010, in valuing the Funds’ investments based upon the three levels defined above:

		LEVEL 2
	LEVEL 1	Other Significant	Total Investments in
Fund Name	Quoted Prices	Observable Inputs	Securities[3]
Balanced Fund
Common Stocks[1]	$159,833,985	$—	$159,833,985
Corporate Bonds[1]	—	8,493,121	8,493,121
Municipal Bonds[2]	—	6,683,723	6,683,723
U.S. Government & U.S. Government Agency Obligations	—	40,320,581	40,320,581
Investment Companies	1,512,842	—	1,512,842
Total	161,346,827	55,497,425	216,844,252

Equity Fund
Common Stocks[1]	59,474,905	—	59,474,905
Investment Companies	404,084	—	404,084
Total	59,878,989	—	59,878,989

Midcap Fund
Common Stocks[1]	22,451,863	—	22,451,863
Investment Companies	1,153,803	—	1,153,803
Total	23,605,666	—	23,605,666

Small Cap Fund
Common Stocks[1]	208,720,988	—	208,720,988
Investment Companies	2,896,991	—	2,896,991
Total	211,617,979	—	211,617,979

Social Balanced Fund
Common Stocks[1]	33,335,049	—	33,335,049
Corporate Bonds[1]	—	2,869,114	2,869,114
Municipal Bonds[2]	—	945,504	945,504
U.S. Government & U.S. Government Agency Obligations	—	8,436,446	8,436,446
Investment Companies	128,486	—	128,486
Total	33,463,535	12,251,064	45,714,599

Social Equity Fund
Common Stocks[1]	84,356,283	—	84,356,283
Investment Companies	2,100,370	—	2,100,370
Total	86,456,653	—	86,456,653

Small Cap Innovations Fund
Common Stocks[1]	38,063,780	—	38,063,780
Investment Companies	1,129,044	—	1,129,044
Total	39,192,824	—	39,192,824

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.
[3]	There were no Level 3 securities in the Funds during the nine months ended December 31, 2010.

The Funds recognize significant transfers between levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of December 31, 2010 from the valuation inputs used on March 31, 2010.

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Group

By (Signature and Title)*	/s/ John Danko
John Danko, President

Date	February 25, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Danko
John Danko, President

Date	February 25, 2011

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer

Date	February 25, 2011